Consolidated Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Capital Surplus	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Beginning balance (in shares) at Dec. 31, 2012		170,265,150
Beginning balance at Dec. 31, 2012	$ 187,169	$ 1,703	$ 586,347	$ (408,940)	$ 6,837	$ 1,222
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,755			4,076		1,679
Other comprehensive income (loss), net of tax	(7,702)				(7,702)
Share-based compensation expense	1,080		1,080
Common stock surrendered (in shares)		(1,886)
Common stock surrendered	(3)		(3)
Distributed non-controlling interest	(2,453)					(2,453)
Ending balance (in shares) at Dec. 31, 2013		170,263,264
Ending balance at Dec. 31, 2013	183,846	$ 1,703	587,424	(404,864)	(865)	448
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,800			9,329		471
Other comprehensive income (loss), net of tax	2,999				2,999
Share-based compensation expense	1,530		1,530
Net settlement of restricted stock units (in shares)		308,953
Net settlement of restricted stock units	(259)	$ 3	(262)
Distributed non-controlling interest	(419)					(419)
Ending balance (in shares) at Dec. 31, 2014		170,572,217
Ending balance at Dec. 31, 2014	197,497	$ 1,706	588,692	(395,535)	2,134	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	94,696			92,955		1,741
Other comprehensive income (loss), net of tax	(1,574)				(1,574)
Share-based compensation expense	2,138		2,138
Net settlement of restricted stock units (in shares)		556,049
Net settlement of restricted stock units	(408)	$ 5	(413)
Distributed non-controlling interest	(1,728)					(1,728)
Ending balance (in shares) at Dec. 31, 2015		171,128,266
Ending balance at Dec. 31, 2015	$ 290,621	$ 1,711	$ 590,417	$ (302,580)	$ 560	$ 513